ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS - Inflation/discount rates (Details) - Environmental obligations	Dec. 31, 2025
United States | Bottom of range
Disclosure of other provisions [line items]
Inflation rate (in percent)	1.80%
Discount rate (in percent)	3.40%
United States | Top of range
Disclosure of other provisions [line items]
Inflation rate (in percent)	2.80%
Discount rate (in percent)	4.40%
Australia | Bottom of range
Disclosure of other provisions [line items]
Inflation rate (in percent)	2.60%
Discount rate (in percent)	4.40%
Australia | Top of range
Disclosure of other provisions [line items]
Inflation rate (in percent)	3.10%
Discount rate (in percent)	4.70%
Brazil | Bottom of range
Disclosure of other provisions [line items]
Inflation rate (in percent)	3.90%
Discount rate (in percent)	5.50%
Brazil | Top of range
Disclosure of other provisions [line items]
Inflation rate (in percent)	4.10%
Discount rate (in percent)	5.60%